   As filed with the Securities and Exchange Commission on December 7, 1995
                    Registration Nos. 33-42927; 811-6419

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                           ----------------------

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                       Post-Effective Amendment No. 18                      [X]
                                     And
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]
                              Amendment No. 19                              [X]
                      (Check appropriate box or boxes)

                           ----------------------

                           STAGECOACH FUNDS, INC.
             (Exact Name of Registrant as specified in Charter)
                              111 Center Street
                        Little Rock, Arkansas  72201
        (Address of Principal Executive Offices, including Zip Code)

                           ----------------------

     Registrant's Telephone Number, including Area Code:  (800) 643-9691
                            Richard H. Blank, Jr.
                              c/o Stephens Inc.
                              111 Center Street
                        Little Rock, Arkansas  72201
                   (Name and Address of Agent for Service)
                               With a copy to:
                           Robert M. Kurucza, Esq.
                           Marco E. Adelfio, Esq.
                             Morrison & Foerster
                        2000 Pennsylvania Ave., N.W.
                           Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant        [ ]  on _________ pursuant
      to Rule 485(b), or                           to Rule 485(b), or

[ ]   60 Days after filing pursuant           [ ]  on _________ pursuant
      to Rule 485(a), or                           to Rule 485(a)

[ ]   75 days after filing pursuant           [ ]  on (date) pursuant
      to paragraph (a)(2)                          paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its common stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ended December 31, 1994, was filed with the Securities and Exchange Commission on February 28, 1995.

This Post-Effective Amendment to the Registrant's Registration Statement has been executed by Master Investment Trust (a registered investment company with separate series in which certain of the Registrant's series invest substantially all of their assets) and its trustees and principal officers.


                                Calculation of Registration Fee under the Securities Act of 1933(1)

  Title of                                                  Proposed              Proposed
 Securities                        Amount Being          Maximum Offering     Maximum Aggregate        Amount of
Being Registered                  Registered (2)        Price Per Share (2)   Offering Price (3)          Fee

----------------------------------------------------------------------------------------------------------------
Asset Alloc - B                    1,001,122                $12.21            $ 12,223,700            $ 4,215.10
----------------------------------------------------------------------------------------------------------------
CA T-F Bond - B                    1,301,658                 11.05              14,383,321              4,959.80
----------------------------------------------------------------------------------------------------------------
CA T-F Income                      1,044,157                 10.61              11,078,502              3,820.20
----------------------------------------------------------------------------------------------------------------
CA T-F Money Mkt Mutual          101,228,431                  1.00             101,228,431             34,906.60
----------------------------------------------------------------------------------------------------------------
Corp Stock                           189,740                 40.66               7,714,828              2,660.30
----------------------------------------------------------------------------------------------------------------
Diver. Income - A                    888,383                 13.72              12,188,615              4,203.00
----------------------------------------------------------------------------------------------------------------
Diver. Income - B                    320,135                 12.24               3,918,452              1,351.20
----------------------------------------------------------------------------------------------------------------
Ginnie Mae - B                       587,788                 10.83               6,365,744              2,195.10
----------------------------------------------------------------------------------------------------------------
Growth/Inc - A                       979,930                 18.27              17,903,321              6,173.60
----------------------------------------------------------------------------------------------------------------
Growth/Inc - B                       268,680                 12.42               3,337,006              1,150.70
----------------------------------------------------------------------------------------------------------------
Money Mkt Mutual- A              812,211,235                  1.00             812,211,235            280,074.80
----------------------------------------------------------------------------------------------------------------
Money Mkt Mutual- S               89,215,845                  1.00              89,215,845             30,764.30
----------------------------------------------------------------------------------------------------------------
S-I US Govt Inc                      693,893                 10.21               7,084,648              2,443.00
----------------------------------------------------------------------------------------------------------------
US Govt Alloc - B                    295,449                 10.80               3,190,849              1,100.30
----------------------------------------------------------------------------------------------------------------
Total Fee                              N/A                                          N/A               380,018.00
----------------------------------------------------------------------------------------------------------------

__________________________________

(1) The Registrant also has registered an indefinite number of shares of its common stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, and will file its Rule 24f-2 Notice relating to such shares for the Registrant's next fiscal year ending December 31, 1995 with the Securities and Exchange Commission on or about February 26, 1996.

(2)   Estimated on the basis of the share prices in effect on November 15, 1995.

(3) The respective maximum offering prices for the shares of common stock of the Funds and classes listed above are calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                             CONTENTS OF AMENDMENT


         This Post-Effective Amendment No. 18 to the Registration Statement of the Stagecoach Funds, Inc. is comprised of the following papers and documents:

    1. The facing sheet to register a definite number of shares of common stock; and

    2.       Signatures pages.

             The sole purpose of this Post-Effective Amendment No. 18 is to reduce the number of shares previously registered pursuant to Post-Effective Amendment No. 16 on November 17, 1995 which has filed pursuant to Rule 24e-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 7th day of December, 1995.

                                        STAGECOACH FUNDS, INC.

                                        By  /s/Richard H. Blank, Jr.
                                            ------------------------
                                            (Richard H. Blank, Jr.)
                                            Secretary and Treasurer
                                            (Principal Financial Officer)

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                                 Title
     ---------                                 -----

     /s/R. Greg Feltus                         Director, Chairman and President
     -----------------                         (Principal Executive Officer)
     (R. Greg Feltus)

     /s/Richard H. Blank, Jr.                  Secretary and Treasurer
     ------------------------                  (Principal Financial Officer)
     (Richard H. Blank, Jr.)

     /s/Jack S. Euphrat                        Director
     ------------------
     (Jack S. Euphrat)

     /s/Thomas S. Goho                         Director
     -----------------
     (Thomas S. Goho)

     /s/Zoe Ann Hines                          Director
     ----------------
     (Zoe Ann Hines)

     /s/W. Rodney Hughes                       Director
     -------------------
     (W. Rodney Hughes)

     /s/Robert M. Joses                        Director
     ------------------
     (Robert M. Joses)

     /s/J. Tucker Morse                        Director
     ------------------
     (J. Tucker Morse)


Dated: December 7, 1995


*By /s/Richard H. Blank, Jr.
    ------------------------
    (Richard H. Blank, Jr.)
     As Attorney-in-Fact

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 7th day of December, 1995.


                                        MASTER INVESTMENT TRUST

                                        By  /s/Richard H. Blank, Jr.
                                            ------------------------
                                            (Richard H. Blank, Jr.)
                                            Secretary and Treasurer
                                            (Principal Financial Officer)

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                                 Title
     ---------                                 -----

     /s/R. Greg Feltus                         Chairman, President (Principal
     -----------------                         Executive Officer) and Trustee
     (R. Greg Feltus)

     /s/Richard H. Blank, Jr.                  Secretary and Treasurer
     ------------------------                  (Principal Financial Officer)
     (Richard H. Blank, Jr.)

     /s/ Jack S. Euphrat                       Trustee
     -------------------
     (Jack S. Euphrat)

     /s/Thomas S. Goho                         Trustee
     -----------------
     (Thomas S. Goho)

     /s/Zoe Ann Hines                          Trustee
     ----------------
     (Zoe Ann Hines)

     /s/W. Rodney Hughes                       Trustee
     -------------------
     (W. Rodney Hughes)

     /s/Robert M. Joses                        Trustee
     ------------------
     (Robert M. Joses)

     /s/J. Tucker Morse                        Trustee
     ------------------
     (J. Tucker Morse)

Dated:  December 7, 1995

*By /s/Richard H. Blank, Jr.
    ------------------------
    (Richard H. Blank, Jr.)
    As Attorney-in-Fact